Quarterly Holdings Report
for
Fidelity Freedom® Index 2015 Fund
June 30, 2026
FRX-X15-NPRT1-0826
1.906838.116
Bond Funds - 59.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	24,419,612	244,196,122
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,927,816	76,047,069
Fidelity Series Bond Index Fund (a)	80,683,922	728,575,815
Fidelity Series International Developed Markets Bond Index Fund (a)	11,753,157	100,371,964
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,904,400	47,460,454
TOTAL BOND FUNDS (Cost $1,311,784,971)		1,196,651,424

Domestic Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	249,508	26,749,797
Fidelity Series Total Market Index Fund (a)	16,987,907	418,242,276
TOTAL DOMESTIC EQUITY FUNDS (Cost $191,870,730)		444,992,073

International Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $137,970,415)	13,285,560	278,996,751

Short-Term Funds - 4.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $92,694,529)	9,292,439	92,459,766

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,734,320,645)	2,013,100,014
NET OTHER ASSETS (LIABILITIES) - 0.0%	(124,356)
NET ASSETS - 100.0%	2,012,975,658

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	225,693,814	22,632,400	5,444,794	136,234	4,459	1,310,243	244,196,122	24,419,612
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	75,120,491	2,016,170	1,885,623	39,641	(5,558)	801,589	76,047,069	9,927,816
Fidelity Series Bond Index Fund	701,557,467	52,260,461	22,925,078	7,320,134	(1,487,702)	(829,333)	728,575,815	80,683,922
Fidelity Series Commodity Strategy Fund	17,231,427	11,252,397	486,098	-	(6,871)	(1,241,058)	26,749,797	249,508
Fidelity Series Global ex U.S. Index Fund	264,667,081	6,942,866	26,017,682	-	1,847,675	31,556,811	278,996,751	13,285,560
Fidelity Series International Developed Markets Bond Index Fund	96,112,231	5,843,662	2,437,869	805,663	(10,771)	864,711	100,371,964	11,753,157
Fidelity Series Long-Term Treasury Bond Index Fund	50,919,606	1,451,133	4,915,256	506,649	(2,104,819)	2,109,790	47,460,454	8,904,400
Fidelity Series Total Market Index Fund	394,975,321	11,139,440	47,806,013	737,933	11,671,495	48,262,033	418,242,276	16,987,907
Fidelity Series Treasury Bill Index Fund	95,288,003	2,670,167	5,498,404	871,590	(12,135)	12,135	92,459,766	9,292,439
	1,921,565,441	116,208,696	117,416,817	10,417,844	9,895,773	82,846,921	2,013,100,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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